UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 98.4%
DIVERSIFIED 6.5%
American Assets Trust	543,045	$22,188,819
Vornado Realty Trust	1,741,802	157,493,737
		179,682,556
HEALTH CARE 10.8%
HCP	1,468,729	54,710,155
Healthcare Trust of America, Class A	1,389,877	34,065,885
Omega Healthcare Investors	2,415,718	84,912,488
Welltower	1,810,550	122,610,446
		296,298,974
HOTEL 7.2%
Belmond Ltd., Class A (Bermuda)(a)	1,119,885	11,322,037
DiamondRock Hospitality Co.	2,756,927	30,464,044
Extended Stay America	907,472	15,227,380
Host Hotels & Resorts	5,840,763	92,342,463
La Quinta Holdings(a)	1,210,085	19,095,141
Sunstone Hotel Investors	2,294,759	30,359,662
		198,810,727
INDUSTRIALS 2.3%
Prologis	1,615,242	62,832,914

OFFICE 12.5%
BioMed Realty Trust	3,157,458	63,086,011
Douglas Emmett	1,519,399	43,637,139
Empire State Realty Trust, Class A	1,227,528	20,904,802
Kilroy Realty Corp.	694,377	45,245,605
Liberty Property Trust	1,148,246	36,181,231
SL Green Realty Corp.	1,251,303	135,340,933
		344,395,721
RESIDENTIAL 19.9%
APARTMENT 18.5%
American Homes 4 Rent, Class A	2,103,548	33,825,052
Apartment Investment & Management Co.	2,463,756	91,208,247
Education Realty Trust	503,064	16,575,959
Equity Residential	2,247,663	168,844,444
Monogram Residential Trust	3,218,832	29,967,326

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	Number of Shares	Value
UDR	4,868,316	$167,859,536
		508,280,564
MANUFACTURED HOME 1.4%
Sun Communities	586,336	39,730,127
TOTAL RESIDENTIAL		548,010,691

SELF STORAGE 9.8%
CubeSmart	2,950,021	80,270,071
Public Storage	886,890	187,692,531
		267,962,602
SHOPPING CENTERS 24.2%
COMMUNITY CENTER 7.7%
DDR Corp.	6,671,124	102,601,887
Regency Centers Corp.	1,072,067	66,628,964
Retail Properties of America, Class A	2,980,185	41,990,807
		211,221,658
FREE STANDING 1.9%
Spirit Realty Capital	5,586,223	51,058,078

REGIONAL MALL 14.6%
Macerich Co. (The)	1,052,261	80,834,690
Pennsylvania REIT	1,609,340	31,913,212
Simon Property Group	1,570,955	288,615,853
		401,363,755
TOTAL SHOPPING CENTERS		663,643,491

SPECIALTY 5.2%
Equinix	369,387	100,990,406
QTS Realty Trust, Class A	945,205	41,296,006
		142,286,412
TOTAL COMMON STOCK (Identified cost—$2,188,599,885)		2,703,924,088

SHORT-TERM INVESTMENTS 0.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(b)	13,600,000	13,600,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$13,600,000)		13,600,000

2

		Value
TOTAL INVESTMENTS (Identified cost—$2,202,199,885)	98.9%	$2,717,524,088

OTHER ASSETS IN EXCESS OF LIABILITIES	1.1	30,823,926

NET ASSETS (Equivalent to $44.65 per share based on 61,553,746 shares of common stock outstanding)	100.0%	$2,748,348,014

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the Fund.

3

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2015.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$2,703,924,088	$2,703,924,088	$—	$—
Short -Term Investments	13,600,000	—	13,600,000	—
Total Investments(a)	$2,717,524,088	$2,703,924,088	$13,600,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments

Note 2.   Income Tax Information

As of September 30, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,202,199,885
Gross unrealized appreciation	$609,708,431
Gross unrealized depreciation	(94,384,228)
Net unrealized appreciation	$515,324,203

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2015